Other (Income) Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Share of income from joint ventures and associates	$ (1.5)	$ (0.8)
Unrealized gain on equity securities	(0.7)	(7.9)
Other	0.1	(2.3)
Total other income	$ (2.1)	$ (11.0)